[Letterhead of Arch Capital Services Inc.]

June 23, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:	Arch Capital Group Ltd.
Report on Form 10-K/A Amendment No. 1 (File No. 0-26456)

Ladies and Gentlemen:

On behalf of Arch Capital Group Ltd. (the “Company”), one complete copy, including financial statements and exhibits, of the Company’s Annual Report on Form 10-K/A Amendment No. 1 for the year ended December 31, 2005 (the “Form 10-K/A”) is being filed in electronic format by direct transmission through the Electronic Data Gathering Analysis and Retrieval System of the Securities and Exchange Commission (the “SEC”) under the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder, and the rules of The NASDAQ Stock Market, Inc.

The financial statements included in the Form 10-K/A do not reflect a change from any prior filing with the SEC in any accounting principles or practices, or in the method of applying any such principles or practices.

If you have any questions or comments with regard to this letter or the enclosures, please call the undersigned at (914) 872-3610.

Sincerely,
/s/ Louis T. Petrillo
Louis T. Petrillo
President and General Counsel

Enclosures

cc:	John Vollaro

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